Document and Entity Information	12 Months Ended
Sep. 12, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 10, 2012
Registrant Name	FlexShares Trust
Central Index Key	0001491978
Amendment Flag	false
Document Creation Date	Oct. 10, 2012
Document Effective Date	Oct. 10, 2012
Prospectus Date	Sep. 12, 2012